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March 17, 2006                                        Alan Gilbert
                                                      Direct Phone: 612-672-8381
                                                      Direct Fax: 612-642-8381
                                                      ALAN.GILBERT@MASLON.COM


VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Larry Spirgel
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Global Traffic Network, Inc. (the "COMPANY")
         Registration Statement on Form S-1 (the "REGISTRATION STATEMENT") Filed December 16, 2005
         File No. 333-130417

Dear Mr. Spirgel:

Please find enclosed three copies of Amendment No. 6 to the Registration Statement. The amendment reflects pricing for the initial public offering of $5.00 per share and registers an additional 460,000 shares of the Company's common stock.

Upon review of this response letter, if you have any questions or comments concerning the Company or Amendment No. 6, please do not hesitate to contact William M. Mower at (612) 672-8358 or the undersigned at (612) 672-8381.

Very Truly Yours,

/s/ Alan M. Gilbert, Esq.

Alan M. Gilbert, Esq.

Enclosures

cc:      William  L. Yde III
         Scott Cody
         William M. Mower